STATEMENTS OF CHANGES IN STOCKHOLDERS’ EQUITY (USD $)	Common Stock	Additional Paid-In Capital USD ($)	Accumulated Deficit USD ($)	Other Comprehensive Income (Loss) USD ($)	Total USD ($)
Beginning balance at Jun. 30, 2005		$ 2,896,421	$ (2,748,790)	$ (29,816)	$ 117,815
Beginning balance (shares) at Jun. 30, 2005	43,667,888
Private placement common stock issuances for cash (shares)	560,000
Private placement common stock issuances for cash		210,000			210,000
Issuance of common shares as collateral for a loan	240,000,000
Cancellation of common shares upon repayment of the loan	(240,000,000)
Stock-based compensation		1,691,671			1,691,671
Net loss and comprehensive loss			(1,866,518)	(390)	(1,866,908)
Ending balance at Dec. 31, 2005		4,798,092	(4,615,308)	(30,206)	152,578
Ending balance (shares) at Dec. 31, 2005	44,227,888
Private placement common stock issuances for cash (shares)	500,000
Private placement common stock issuances for cash		1,000,000			1,000,000
Stock option exercises (shares)	7,324,000
Stock option exercises		5,151,990			5,151,990
Warrant exercises (shares)	4,523,200
Warrant exercises		508,860			508,860
Stock-based compensation		6,746,118			6,746,118
Net loss and comprehensive loss			(6,747,405)	(328,092)	(7,075,497)
Ending balance at Dec. 31, 2006		18,205,060	(11,362,713)	(358,298)	6,484,049
Ending balance (shares) at Dec. 31, 2006	56,575,088
Stock option exercises (shares)	1,166,000
Stock option exercises		164,260			164,260
Warrant exercises (shares)	2,120,000
Warrant exercises		337,500			337,500
Stock-based compensation		(120,151)			(120,151)
Net loss and comprehensive loss			(454,725)	950,379	495,654
Ending balance at Dec. 31, 2007		18,586,669	(11,817,438)	592,081	7,361,312
Ending balance (shares) at Dec. 31, 2007	59,861,088
Private placement common stock issuances for cash (shares)	1,700,000
Private placement common stock issuances for cash		1,700,000			1,700,000
Warrant exercises (shares)	320,000
Warrant exercises		60,000			60,000
Stock-based compensation		94,730			94,730
Net loss and comprehensive loss			(641,743)	(1,473,542)	(2,115,285)
Ending balance at Dec. 31, 2008		20,441,399	(12,459,181)	(881,461)	7,100,757
Ending balance (shares) at Dec. 31, 2008	61,881,088
Cumulative adjustment		(2,279,016)	(139,732)		(2,418,748)
Warrant exercises (shares)	3,250,000
Warrant exercises		413,750			413,750
Derivative liability adjustments		1,410,405			1,410,405
Stock compensation, non-employees		94,164			94,164
Net loss and comprehensive loss			(6,541,176)	1,172,706	(5,368,470)
Ending balance at Dec. 31, 2009		20,080,702	(19,140,089)	291,245	1,231,858
Ending balance (shares) at Dec. 31, 2009	65,131,088
Warrant exercises (shares)	1,733,335
Warrant exercises		200,000			200,000
Derivative liability adjustments		740,119			740,119
Stock compensation, non-employees		4,775			4,775
Net loss and comprehensive loss			3,502,038	391,469	3,893,507
Ending balance at Dec. 31, 2010		21,025,596	(15,638,051)	682,714	6,070,259
Ending balance (shares) at Dec. 31, 2010	69,412,043
Private placement common stock issuances for cash (shares)	2,547,620
Private placement common stock issuances for cash		325,716			325,716
Warrant exercises
Derivative liability adjustments		(325,716)			(325,716)
Stock compensation, non-employees		3,000			3,000
Net loss and comprehensive loss			1,629,255	(111,582)	1,517,673
Ending balance at Dec. 31, 2011		21,028,596	(14,008,796)	571,132	7,590,932
Ending balance (shares) at Dec. 31, 2011	69,412,043
Private placement common stock issuances for cash (shares)	5,231,667
Private placement common stock issuances for cash		226,400			226,400
Warrant exercises
Stock-based compensation		40,826			40,826
Derivative liability adjustments		(226,400)			(226,400)
Stock compensation, non-employees					40,826
Net loss and comprehensive loss			(1,856,790)	168,351	(1,688,439)
Ending balance at Dec. 31, 2012		$ 21,069,442	$ (15,865,586)	$ 739,483	$ 5,943,319
Ending balance (shares) at Dec. 31, 2012	74,643,710